Variable Interest Entities (Details 7) (USD $)	Dec. 31, 2010	Dec. 31, 2009
Trading assets [Member] | Credit linked notes [Member]
Exposure to nonconsolidated credit-linked note VIEs [Abstract]
Fair value of assets held by VIEs	$ 0	$ 1,300,000,000
Credit linked notes [Member]
Exposure to nonconsolidated credit-linked note VIEs [Abstract]
Fair value of assets held by VIEs	3,800,000,000	8,200,000,000
Par value of collateral held by VIEs	20,200,000,000	26,000,000,000
Credit linked notes [Member] | Net derivative receivables [Member]
Exposure to nonconsolidated credit-linked note VIEs [Abstract]
Fair value of assets held by VIEs	3,800,000,000	6,900,000,000
Trading assets [Member] | Managed structure [Member]
Exposure to nonconsolidated credit-linked note VIEs [Abstract]
Fair value of assets held by VIEs	0	600,000,000
Managed structure [Member]
Exposure to nonconsolidated credit-linked note VIEs [Abstract]
Fair value of assets held by VIEs	2,800,000,000	5,600,000,000
Par value of collateral held by VIEs	10,700,000,000	15,200,000,000
Managed structure [Member] | Net derivative receivables [Member]
Exposure to nonconsolidated credit-linked note VIEs [Abstract]
Fair value of assets held by VIEs	2,800,000,000	5,000,000,000
Trading assets [Member] | Static structure [Member]
Exposure to nonconsolidated credit-linked note VIEs [Abstract]
Fair value of assets held by VIEs	0	700,000,000
Static structure [Member]
Exposure to nonconsolidated credit-linked note VIEs [Abstract]
Fair value of assets held by VIEs	1,000,000,000	2,600,000,000
Par value of collateral held by VIEs	9,500,000,000	10,800,000,000
Static structure [Member] | Net derivative receivables [Member]
Exposure to nonconsolidated credit-linked note VIEs [Abstract]
Fair value of assets held by VIEs	$ 1,000,000,000	$ 1,900,000,000